Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of geographical areas [line items]
Total Revenue	$ 36,274	$ 32,795
Income before taxes	11,550	9,535
Reported net income	8,725	7,327
Average Assets	1,480,561	1,369,415
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	18,885	16,107
Income before taxes	5,741	4,434
Reported net income	4,191	3,199
Average Assets	732,391	692,750
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	15,194	14,465
Income before taxes	4,339	3,547
Reported net income	3,408	2,865
Average Assets	675,161	613,098
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	2,195	2,223
Income before taxes	1,470	1,554
Reported net income	1,126	1,263
Average Assets	$ 73,009	$ 63,567